Balance Sheets - USD ($)	Dec. 31, 2020		Dec. 31, 2019
Current assets:
Prepaid expense	$ 100,000
Total current assets	104,458
Total assets	104,458
Current liabilities:
Accrued liabilities	466,801
Accrued interest	2,372,072
Notes payable	34,000
Convertible notes	1,956,922
Total current liabilities	8,351,979
Total liabilities	8,351,979
Commitments and contingencies	(0)
Stockholders’ Equity:
Preferred Stock value	413
Common stock, $0.0001 par value, 20,000,000 shares authorized, 972,614 shares issued and outstanding as of December 31, 2020 and 2019	121,149
Additional paid in capital	8,386,593
Accumulated deficit	(16,755,676)
Total stockholders’ equity	(8,247,521)
Total liabilities and equity	104,458
Stage It Corp [Member]
Current assets:
Cash and cash equivalents	281,003		$ 88,457
Prepaid expense			1,288
Other assets	127,874		118,795
Total current assets	408,877		208,540
Fixed assets -net	62,912
Total assets	471,789		208,540
Current liabilities:
Accounts payable	427,087		223,795
Accrued liabilities	1,785,861		699,914
Accrued interest	650,654		502,916
Accrued interest -related party	767,715		617,891
Notes payable	179,000	[1]	179,000
Convertible notes -related party	547,500		547,500
Convertible notes	315,000		315,000
Derivative liability	2,404,981		2,099,025
Total current liabilities	7,077,798		5,185,041
Total liabilities	7,077,798		5,185,041
Commitments and contingencies
Stockholders’ Equity:
Common stock, $0.0001 par value, 20,000,000 shares authorized, 972,614 shares issued and outstanding as of December 31, 2020 and 2019	97		97
Additional paid in capital	3,963,327		3,963,327
Accumulated deficit	(10,569,502)		(8,939,994)
Total stockholders’ equity	(6,606,009)		(4,976,502)
Total liabilities and equity	471,789		208,540
Stage It Corp [Member] | Preferred Stock A [Member]
Stockholders’ Equity:
Preferred Stock value	4		4
Stage It Corp [Member] | Preferred Stock A 1 [Member]
Stockholders’ Equity:
Preferred Stock value	25		25
Stage It Corp [Member] | Preferred Stock A 2 [Member]
Stockholders’ Equity:
Preferred Stock value	20		20
Stage It Corp [Member] | Preferred Stock A 3 [Member]
Stockholders’ Equity:
Preferred Stock value	$ 20		$ 20

[1]	Notes payable are comprised of a note for $179,000 at 15% interest in both period that is past due, a promissory note for $250,000 at 15% interest, advances of $35,000, and $415,922 in loans under the terms of revenue factoring agreement with three different lenders at an average rate of 18%